UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	2483 East Bayshore Road, Suite 202
		Palo Alto, CA   94303

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	650-321-4000

Signature, Place and Date of Signing:
Bradley R. Kent		Palo Alto, CA			May 13, 2003
	[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		18

Form 13F Information Table Value Total:		226,426 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER			TITLE OF	  CUSIP		   VALUE	   SHARES	 INV		OTHER	   VOTING AUTH
					CLASS					   X1000			 DISC		MGR	   SOLE

SUMMA INDUSTRIES                PREFERRED   9394690             5,789        5,000N   Sole                 5,000
AMERICAN DENTAL PARTNERS        COMMON      025353103          13,884    1,367,860N   Sole             1,367,860
COLUMBIA BANCORP ORE            COMMON      197231103             363       22,000N   Sole                22,000
CHARLOTTE RUSSE HLDG INC        COMMON      161048103          10,741    1,329,300N   Sole             1,329,300
COMARCO INC                     COMMON      200080109           7,486    1,153,500N   Sole             1,153,500
DRESS BARN INC                  COMMON      261570105          22,613    1,681,300N   Sole             1,681,300
AMDOCS LIMITED                  COMMON      G02602103          20,619    1,552,600N   Sole             1,552,600
DREW INDS INC                   COMMON      26168L205          17,592    1,156,300N   Sole             1,156,300
BOYDS COLLECTION LTD            COMMON      103354106          14,856    2,751,200N   Sole             2,751,200
WORLD FUEL SERVICES CORP        COMMON      981475106          10,846      532,687N   Sole               532,687
LEARNING TREE INTERNATIONA      COMMON      522015106           3,829      283,200N   Sole               283,200
MAXWELL SHOE CO INC-CL A        CLASS A COM 577766108          14,958    1,341,500N   Sole             1,341,500
NCO GROUP INC                   COMMON      628858102          17,394    1,199,600N   Sole             1,199,600
NOVAMED EYECARE INC             COMMON      66986W108           1,485    1,197,400N   Sole             1,197,400
REGIS CORPORATION               COMMON      758932107          24,023      964,400N   Sole               964,400
SKYLINE CORP                    COMMON      830830105           8,903      341,100N   Sole               341,100
SS&C TECHNOLOGIES INC           COMMON      85227Q100          26,167    2,153,675N   Sole             2,153,675
SUMMA INDS                      COMMON      86562T105           4,879      587,856N   Sole               587,856








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